Financial instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2022
Financial risk management and fair values of financial instruments
Financial instruments - Fair values and risk management
31	Financial instruments - Fair values and risk management

A.	Accounting classification and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Note	2022	2021
		$	$
Financial asset measured at fair value
Financial assets at FVPL	1 8	17,537,608	9,906,000

Financial assets at amortized cost
Trade receivables	1 7	41,691,913	47,041,538
Deposits and other receivables	15, 1 7	8,181,576	8,511,304
Amounts due from related companies		—	9,060
Cash and cash equivalents	19(b)	146,660,195	35,288,952

		196,533,684	90,850,854

Financial liabilities measured at fair value
Preference shares liabilities	2 5	—	486,404,770
Warrant liabilities	2 6	3,574,885	—

		3,574,885	486,404,770

Financial liabilities at amortized cost
Trade payables		7,291,133	9,979,726
Accrued expenses and other liabilities	20	15,668,734	36,280,298

Liabilities for puttable financial instrument	27	17,138,905	—
		40,098,772	46,260,024

The Group’s finance team is responsible for overseeing the valuation of the financial instruments, including the unlisted securities and the conversion feature embedded in the preference shares liabilities which are categorized into Level 3 of the fair value hierarchy. The team reports directly to the chief financial officer. Valuation results with analysis of changes in fair value measurement are prepared by the team with the assistance from external valuers where necessary and reviewed by the chief financial officer at each quarter end and annual reporting date. The valuation process is documented and updated where appropriate by the team and reviewed by the chief financial officer quarterly that coincides with the reporting dates.

		Fair value measurements at December 31, 2022 categorized into
	Fair value at December 31, 2022	Level 1	Level 2	Level 3
	$	$	$	$
Recurring fair value measurements
Asset:
Financial assets at FVPL:
- Unlisted securities	17,537,608	—	—	17,537,608

Liability:
Warrant liabilities	3,574,885	3,574,885	—	—

		Fair value measurements at December 31, 2021 categorized into
	Fair value at December 31, 2021	Level 1	Level 2	Level 3
	$	$	$	$
Recurring fair value measurements
Asset:
Financial assets at FVPL - Unlisted securities	9,906,000	—	—	9,906,000

Liability:
Preference shares liabilities - conversion feature	425,031,617	—	—	425,031,617

B.	Measurement of fair values

(i)	Valuation techniques and significant unobservable inputs
The following tables show the valuation techniques used in measuring Level 2 and Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used.
Financial instruments measured at fair value

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Financial assets at fair value through profit or loss	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher

Preference shares liabilities - conversion feature
Discounted cash flow and equity allocation method: the conversion feature is measured by deducting the present value of the expected redemption amount from the fair value of the preferred shares.

The fair value of the preference shares is determined by applying the equity allocation method to the total equity value of the Group estimated based on the net present value of future cash flows.

Risk-adjusted discount rate adopted in the discounted cashflow method for the valuation of equity interest: 15.90%

Discount for lack of marketability: 12%

Expected volatility adopted in the equity allocation method: 41.03%

The estimated fair value would increase (decrease) if:

•  the risk-adjusted discount rate was lower (higher);

•  the discount for lack of marketability was lower (higher); or

•  the expected volatility was higher (lower)

(ii)	Transfers between Levels 1 and 2
There were no transfers from Level 2 to Level 1 in 2022 and no transfers in either direction in 2021.

(iii)	Level 3 recurring fair values
Sensitivity analysis
The following table indicates instantaneous changes in the Group’s loss if there is an increase/decrease in the significant unobservable inputs used in the valuation of preferred shares liabilities – conversion feature, assuming all other variables remain constant.

	December 31, 2021
Significant unobservable inputs	Increase/(decrease) in significant unobservable inputs %	Increase/(decrease) on the Group’s loss $
Risk-adjusted discount rate	5	(48,370,219)
	(5)	55,767,113
Discount for lack of marketability	5	(1,795,038)
	(5)	1,795,061
Expected volatility	5	84,785
	(5)	(89,520)
The movement of conversion feature of the preference shares liabilities during the year ended December 31, 2022 and 2021 are disclosed in note 25.

C.	Financial risk management
The Group has exposure to the following risks arising from financial instruments:

-	credit risk (see (C)(a));

-	liquidity risk (see (C)(b)); and

-	currency risk (see (C)(c)).
The Group’s exposure to these risks and the financial risk management policies and practices used by the Group to manage these risks are described below.

(a)	Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group’s credit risk is primarily attributable to trade receivables and cash and cash equivalents. The Group’s credit risk arising from cash and cash equivalents is limited because the counterparties are banks and financial institutions with good credit rating for which the Group considers to have low credit risk.
Trade receivables
The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. At December 31, 2022 and 2021, 56% and 46% of the total trade receivables were due from the Group’s largest customer, and 73% and 69% of the total trade receivables were due from the Group’s five largest customers, respectively.
Individual credit evaluations are performed on all customers requiring credit over a certain amount. These take into account the customer’s past payment history, financial position and other factors. Trade receivables are due within 30 to 60 days from the billing date. Normally, the Group does not obtain collateral from customers.
The Group measures loss allowances for trade receivables at an amount equal to lifetime ECLs. The Group allocates each individual customer to a credit risk grade based on a variety of data that is determined to be predictive of the risk of default and applying experienced credit judgement. Credit risk grades are defined using qualitative and quantitative factors that are indicative of risk of default. These factors vary depending on the nature of the exposure and the type of customer.
Each individual customer is allocated to a credit risk grade on initial recognition based on available information about the customer. Exposures are subject to ongoing monitoring, which may result in an exposure being moved to a different credit risk grade.

(a)	Credit risk (continued)
The Group then calculates an expected loss rate for each credit risk grade with reference to the weighted-average loss rate for each external credit rating published by external rating agencies. These rates are adjusted to reflect differences between economic conditions during the period over which the historic data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.
At December 31, 2022 and 2021, the overall expected loss rate was 0.13% and 0.80%, respectively, which reflected the settlement experience on the trade receivables.
Movement in the loss allowance account in respect of trade receivable during the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
	$	$
At January 1	518,968	411,059
Net remeasurement of loss allowance	(136,493)	110,114
Amounts written off	(33,808)	—
Exchange differences	(20,118)	(2,205)

At December 31	328,549	518,968

(b)	Liquidity risk
The Group’s policy is to regularly monitor its liquidity requirements to ensure that it maintains sufficient reserves of cash to meet its liquidity requirements in the short and longer term.
The following table shows the remaining contractual maturities at the end of the reporting period of the Group’s non-derivative
financial liabilities and derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on rates current at the end of the reporting period) and the earliest date the Group can be required to pay:

		Contractual undiscounted cash flows
	Carrying amount	Total	Within 1 year or on demand	1 - 2 years	More than 2 years
	$	$	$	$	$
At December 31, 2022
Non-derivative financial liabilities
Trade payables	7,291,133	7,291,133	7,291,133	—	—
Accrued expenses and other liabilities	15,668,734	15,668,734	15,611,421	57,313	—
Lease liabilities	6,646,163	7,308,540	3,022,367	1,678,615	2,607,558
Warrant liabilities	3,574,885	3,574,885	3,574,885	—	—
Liabilities for puttable financial instrument	17,138,905	17,138,905	17,138,905	—	—

	50,319,820	50,982,197	46,638,711	1,735,928	2,607,558

		Contractual undiscounted cash flows
	Carrying amount	Total	Within 1 year or on demand	1 - 2 years	More than 2 years
	$	$	$	$	$
At December 31, 2021
Non-derivative financial liabilities
Trade payables	9,979,726	9,979,726	9,979,726	—	—
Accrued expenses and other liabilities	36,280,298	36,280,298	36,280,298	—	—
Lease liabilities	5,267,210	5,981,170	1,921,466	1,743,456	2,316,248
Preference share liabilities - redemption amount	61,373,153	123,556,616	—	—	123,556,616

	112,900,387	175,797,810	48,181,490	1,743,456	125,872,864

(c)	Currency risk
The Company’s functional and presentation currency is USD. The Group is exposed to currency risk primarily through subsidiaries conducting their operations outside of Hong Kong with assets and liabilities denominated in other currencies, being primarily USD and Renminbi (“RMB”).
As the HKD is pegged to the USD, the Group considers the risk of movements in exchange rates between the HKD and the USD to be insignificant.

(i)	Exposure to currency risk
The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate. For presentation purposes, the amounts of the exposure are shown in USD, translated using the spot rate at the year end date.

	December 31, 2022
	USD	RMB
	$	$
Trade receivables	79,220	—
Deposits and prepayments	2,972,471	872,455
Cash and cash equivalents	12,225,385	14
Trade payables	(3,984,494)	(2,029,309)
Accrued expenses and other liabilities	(3,741,359)	—

Net exposure to currency risk	7,551,223	(1,156,840)

	December 31, 2021
	USD	RMB
	$	$

Trade receivables	373,889	—
Deposits and prepayments	3,899,656	4,500,406
Cash and cash equivalents	1,231,648	14
Trade payables	(2,112,494)	(6,113,239)
Accrued expenses and other liabilities	(11,420,246)	(107)

Net exposure to currency risk	(8,027,547)	(1,612,926)

(ii)	Sensitivity analysis
The following table indicates the instantaneous change in the Group’s loss after tax (and accumulated losses) that would arise if foreign exchange rates to which the Group has significant exposure at the end of the reporting period had changed at that date, assuming all other risk variables remained constant. In this respect, it is assumed that the pegged rate between the Hong Kong dollar and the United States dollar would be materially unaffected by any changes in movement in value of the United States dollar against other currencies.

	2022		2021
	Increase/ (decrease) in foreign exchange rates	Effect on loss after tax and accumulated losses	Increase/ (decrease) in foreign exchange rates	Effect on loss after tax and accumulated losses
	%	$	%	$

USD	1	(63,061)	1	67,269
	(1)	63,061	(1)	(67,269)
RMB	5	48,298	1	13,468
	(5)	(48,298)	(1)	(13,468)